Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025	Dec. 31, 2024		May 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Revenue
Revenue							$ 431,378		$ 1,295,889
Operating expenses
Cost							(420,812)		(1,215,824)
Research and development expenses	$ (19,375)	$ (2,038,923)		(2,195,161)			(5,198,329)		(9,219,595)
General and administrative fees	(187,422)	(326,187)		(669,486)			(1,930,637)		(5,220,405)
Legal and professional fees	(418,881)	(366,164)		(803,285)			(2,538,161)		(2,888,140)
Other operating income (expenses)	222,912	(137,233)		(272,609)			(1,067,690)		(261,038)
Total operating expenses	(402,766)	(2,868,507)		(3,940,541)			(11,155,629)		(18,805,002)
Other (expense) income, net
Loss on investments in marketable securities, net							(9,266)		(134,134)
Unrealized gain from fair value change of the long-term investments, net							6,431,088		6,108,872
Impairment loss of long-term investment				(1,000,000)			(77,200)		(520,821)
Interest expense, net	(46,529)	(68,462)		(146,924)			(121,145)		146,588
Loss on disposal of subsidiaries		(4,271)		703
Government subsidies				928,461			123,015		335,499
Sundry income		282,353		564			36,784		48,007
Total other (expenses) income, net	(46,529)	209,620		(217,196)			6,383,276		5,984,011
Income taxes
Net loss	(449,295)	(2,658,887)		(4,157,737)			(4,340,975)		(11,525,102)
Less: net loss attributable to non-controlling interests	(7,515)	(15,091)		110,069			(1,516,328)		(1,725,542)
Other comprehensive income (loss)
Exchange differences on translation of foreign operations	(258,322)	861		99,785			(44,430)		35,826
Other comprehensive (loss) income	(258,322)	861		99,785			(44,430)		35,826
Comprehensive loss	(707,617)	(2,658,026)		(4,057,952)			(4,385,405)		(11,489,276)
Comprehensive (loss) income attributable to non-controlling interests				(110,069)			1,516,328		1,725,542
Less: comprehensive loss attributable to non-controlling interests	(7,515)	(15,091)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited	(700,102)	(2,642,935)		(4,168,021)			(2,869,077)		(9,763,734)
Operating costs and expenses
Net (loss) income attributable to non-controlling interests	7,515	15,091		(110,069)			1,516,328		1,725,542
Net loss attributable to Aptorum Group Limited	$ (441,780)	$ (2,643,796)		$ (4,267,806)			$ (2,824,647)		$ (9,799,560)
Net loss per share attributable to Aptorum Group Limited
Net loss per share – basic (in Dollars per share)	$ (0.06)	$ (0.5)		$ (0.78)	[1]		$ (0.62)	[1]	$ (2.75)	[1]
Net loss per share – diluted (in Dollars per share)	$ (0.06)	$ (0.5)		$ (0.78)			$ (0.62)		$ (2.75)
Weighted-average shares outstanding
Weighted-average shares outstanding – basic (in Shares)	7,126,796	5,339,608		5,453,103	[1]		4,521,133	[1]	3,569,484	[1]
Weighted-average shares outstanding – diluted (in Shares)	7,126,796	5,339,608		5,453,103			4,521,133		3,569,484
DiamiR Biosciences Corp
Revenue
Revenue			$ 631,729			$ 1,319,531
Other (expense) income, net
Interest expense, net			82,046			48,599
Total other (expenses) income, net			82,046			48,599
Net loss before income taxes			(725,296)			(500,002)
Income taxes			17,939			114,403
Net loss			(743,235)			(614,405)
Operating costs and expenses
Research and development			650,591			1,156,860
General and administrative			624,388			614,074
Total operating costs and expenses			1,274,979			1,770,934
Loss from operations			(643,250)			(451,403)
Net loss attributable to Aptorum Group Limited			$ (743,235)			$ (614,405)
Net loss per share attributable to Aptorum Group Limited
Net loss per share – basic (in Dollars per share)			$ (0.17)			$ (0.14)
Net loss per share – diluted (in Dollars per share)			$ (0.17)			$ (0.14)
Weighted-average shares outstanding
Weighted-average shares outstanding – basic (in Shares)			4,440,891			4,440,891
Weighted-average shares outstanding – diluted (in Shares)			4,440,891			4,440,891
Grant revenue | DiamiR Biosciences Corp
Revenue
Revenue			$ 531,729			$ 1,319,531
Grant revenue | DiamiR Biosciences Corp
Revenue
Revenue			$ 100,000

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.